WBI Power Factor High Dividend ETF
Schedule of Investments
September 30, 2022 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 98.6%
	Banks - 10.1%
30,872	Associated Banc-Corp.	$619,910
19,069	Citigroup, Inc.	794,605
59,501	Citizens Financial Group, Inc.	2,044,454
7,508	First Financial Bancorp	158,269
50,775	FNB Corp.	588,990
18,718	Hope Bancorp, Inc.	236,596
156,332	New York Community Bancorp, Inc. +	1,333,512
7,764	Pacific Premier Bancorp, Inc.	240,373
28,313	Umpqua Holdings Corp.	483,869
6,935	WesBanco, Inc.	231,421
		6,731,999
	Capital Goods - 1.5%
8,875	3M Company	980,687
	Consumer Durables & Apparel - 5.2%
167,715	Hanesbrands, Inc. +	1,167,296
13,589	Kontoor Brands, Inc. +	456,726
28,426	Leggett & Platt, Inc. +	944,312
6,742	Whirlpool Corp. +	908,889
		3,477,223
	Consumer Services - 3.2%
12,396	Cracker Barrel Old Country Store, Inc. +	1,147,622
59,804	International Game Technology PLC(a)	944,903
		2,092,525
	Diversified Financials - 3.7%
38,511	Franklin Resources, Inc. +	828,757
57,009	Invesco, Ltd. - ADR(a)	781,023
11,369	Moelis & Company	384,386
31,299	Navient Corp.	459,782
		2,453,948
	Energy - 18.0%
66,364	Devon Energy Corp. +	3,990,467
17,000	Hess Midstream LP +	433,840
60,779	ONEOK, Inc.	3,114,316
44,815	Phillips 66	3,617,467
76,591	Plains GP Holdings LP - Class A	835,608
		11,991,698
	Food & Staples Retailing - 4.4%
92,152	Walgreens Boots Alliance, Inc.	2,893,573
	Food, Beverage & Tobacco - 1.3%
26,588	The Kraft Heinz Company	886,710
	Insurance - 8.0%
25,235	Fidelity National Financial, Inc.	913,507
37,568	Old Republic International Corp.	786,298
12,107	Principal Financial Group, Inc.	873,520
32,362	Prudential Financial, Inc. +	2,776,013
		5,349,338
	Materials - 10.8%
73,475	Dow, Inc.	3,227,757
25,539	International Paper Company	809,586
41,452	LyondellBasell Industries N.V. - Class A - ADR(a)	3,120,507
		7,157,850
	Media & Entertainment - 1.6%
16,993	Omnicom Group, Inc. +	1,072,088
	Pharmaceuticals, Biotechnology & Life Sciences - 1.7%
18,550	Gilead Sciences, Inc.	1,144,350
	Retailing - 13.8%
45,498	Best Buy Company, Inc.	2,881,843
78,281	Foot Locker, Inc. +	2,436,887
13,727	Franchise Group, Inc.	333,566
124,118	Kohl's Corp. +	3,121,568
23,929	Rent-A-Center, Inc.	418,997
		9,192,861
	Software & Services - 4.7%
17,903	International Business Machines Corp.	2,127,055
73,794	Western Union Company	996,219
		3,123,274
	Telecommunication Services - 8.0%
303,172	Lumen Technologies, Inc. +	2,207,092
27,533	Telephone and Data Systems, Inc.	382,709
72,242	Verizon Communications, Inc.	2,743,029
		5,332,830
	Transportation - 1.7%
15,391	Eagle Bulk Shipping, Inc. - ADR+(a)	664,583
39,460	Genco Shipping & Trading Ltd. - ADR(a)	494,434
		1,159,017
	Utilities - 0.9%
18,394	Clearway Energy, Inc. +	585,849
	TOTAL COMMON STOCKS (Cost $75,932,938)	65,625,820

Shares/Amount	Security Description	Value
	SHORT TERM INVESTMENT - 1.5%
967,658	U.S. Bank Money Market Deposit Account, 1.50%	967,658
	TOTAL SHORT TERM INVESTMENT (Cost $967,658)	967,658

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 29.1%
19,365,624	Mount Vernon Liquid Assets Portfolio, LLC, 3.24% (b)(c)	19,365,624
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $19,365,624)	19,365,624

	TOTAL INVESTMENTS - 129.2% (Cost $96,266,220)	85,959,102
	Liabilities in Excess of Other Assets - (29.2)%	(19,443,181)
	NET ASSETS - 100.0%	$66,515,921

ADR	American Depository Receipt
PLC	Public Limited Company
+	All or portion of this security is on loan as of September 30, 2022. Total value of securities on loan is $18,511,190.
(a)	Foreign issued security. Foreign concentration is as follows: Netherlands: 4.69%, Marshall Islands: 1.74%, United Kingdom: 1.42% and Bermuda: 1.17%.
(b)	The rate quoted is the annualized seven-day yield as of September 30, 2022.
(c)	Privately offered liquidity fund.

The accompanying notes are an integral part of these schedules of investments.